15. TAX INSTALLMENTS PROGRAMS (Tables)	12 Months Ended
Dec. 31, 2017
Tax Installments Programs Tables
Taxes in installments

The position of the REFIS debts (refinancing program) and other tax installment payment plans, were recorded in current and non-current liabilities, as mentioned in note 13, are as follows:

				Consolidated
	Current		Non-current
	12/31/2017	12/31/2016	12/31/2017	12/31/2016
Federal REFIS Law 11.941/09	12,552	11,956	20,083	19,779
Federal REFIS Law 12.865/13	5,984	5,572	56,381	57,905
Other refinancing program	3,015	6,916	2,778	5,628
	21,551	24,444	79,242	83,312